FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Securities pledged as collateral (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 2,529,186	$ 1,612,671
Investments pledged as collateral in money market
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	526,378	926,682
Investments pledged as collateral in money market | Securities issued by foreign governments | Up to 3 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	233,712	43,424
Investments pledged as collateral in money market | Securities issued by foreign governments | Between 3 and 6 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	48,367
Investments pledged as collateral in money market | Securities issued by foreign governments | Between 6 and 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	151,841	109,792
Investments pledged as collateral in money market | Securities issued by foreign governments | Between 6 and 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		26,314
Investments pledged as collateral in money market | Securities issued by foreign governments | Between 6 and 12 months | Foreign issuers
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	1,900
Investments pledged as collateral in money market | Securities issued by foreign governments | Greater than 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		166,849
Investments pledged as collateral in money market | Securities issued by foreign governments | Greater than 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		48,841
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Greater than 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	90,558	491,472
Investments pledged as collateral in money market | Securities issued by other financial institutions | Between 3 and 6 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		5,037
Investments pledged as collateral in money market | Securities issued by other financial institutions | Between 6 and 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		4,019
Investments pledged as collateral in money market | Securities issued by other financial institutions | Greater than 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		29,058
Investments pledged as collateral in money market | Securities issued by other financial institutions | Greater than 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		1,876
Investments pledged as collateral in derivative operations
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	2,002,808	685,989
Investments pledged as collateral in derivative operations | Securities issued by foreign governments | Between 6 and 12 months | Foreign issuers
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		2,229
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Up to 3 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		68,903
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Between 3 and 6 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		414,296
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Between 6 and 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	315,314
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Greater than 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 1,687,494	$ 200,561